Stockholder's Equity	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Stockholder's Equity

11. Stockholder’s Equity

The Company issued 5,800,000 shares in conjunction with the IPO resulting in net proceeds of $63.4 million after deducting the underwriters’ discount and offering expenses. The underwriters of the IPO exercised their overallotment option to purchase an additional 782,150 shares of the Company’s common stock resulting in additional net proceeds to us of $9.1 million after deducting underwriting discounts.

Noncontrolling Interests

Noncontrolling interests in the Company represent common units of the Operating Partnership held by the Predecessor’s prior investors. Noncontrolling interests consisted of 3,251,904 Operating Partnership units and represented approximately 28.4% of the Operating Partnership as of September 30, 2014. Operating Partnership units and shares of common stock have essentially the same economic characteristics, as they share equally in the total net income or loss distributions of the Operating Partnership. Beginning on or after the date which is 12 months after the later of the completion of this offering or the date on which a person first became a holder of common units, each limited partner and assignees of limited partners will have the right, subject to the terms and conditions set forth in the partnership agreement, to require the Operating Partnership to redeem all or a portion of the common units held by such limited partner or assignee in exchange for a cash amount per common unit equal to the value of one share of common stock, determined in accordance with and subject to adjustment under the partnership agreement. The Company has the sole option at its discretion to redeem the common units by issuing common stock on a one-for-one basis. The Operating Partnership unitholders are entitled to share in cash distributions from the Operating Partnership in proportion to its percentage ownership of common units.

Restricted Stock Units

The Company has an equity incentive plan (“Equity Incentive Plan”) for certain officers, directors, advisors and personnel, and, with approval of the board of directors, for subsidiaries, the Advisor and their respective affiliates. The Equity Incentive Plan provides for grants of restricted common stock, restricted stock units, phantom shares, stock options, dividend equivalent rights and other equity-based awards (including LTIP Units), subject to the total number of shares available for issuance under the plan. The Equity Incentive Plan is administered by the compensation committee of the board of directors (the “plan administrator”).

The maximum number of shares of common stock that may be issued under the Equity Incentive Plan is 1,263,580 shares. To the extent an award granted under the Equity Incentive Plan expires or terminates, the shares subject to any portion of the award that expires or terminates without having been exercised or paid, as the case may be, will again become available for the issuance of additional awards.

On April 21, 2014, 352,272 restricted stock units (“RSUs”) were granted to the Company’s executive officers and one of the directors at a grant date fair value of $12.50 totaling $4.4 million. During the three months ended September 30, 2014 an additional 30,100 RSUs were granted to directors and non-executive employees of the Advisor. The awards will vest in three equal, annual installments on each of the first three anniversaries of the date of grant. For the three and nine months ended September 30, 2014, the Company recognized net compensation expense of $0.4 million and $0.7 million respectively related to the RSU’s.

A RSU award represents the right to receive shares of the Company’s common stock in the future, after the applicable vesting criteria, determined by the plan administrator, has been satisfied. The holder of an award of RSU has no rights as a stockholder until shares of common stock are issued in settlement of vested restricted stock units. The plan administrator may provide for a grant of dividend equivalent rights in connection with the grant of RSU; provided, however, that if the restricted stock units do not vest solely upon satisfaction of continued employment or service, any payment in respect to the related dividend equivalent rights will be held by the Company and paid when, and only to the extent that, the related RSU vest.